Sound Mind Investing Fund
SUMMARY SECTION - SOUND MIND INVESTING FUND
Investment Objective
The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sound Mind Investing Fund
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sound Mind Investing Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		1.01%
Total Annual Fund Operating Expenses	[1]	2.16%
[1]	The Fund's advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) at 1.50% of the Fund's average daily net assets through February 28, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Sound Mind Investing Fund	117	365	633	1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 165.12% of the average value of its portfolio.
Principal Invest ment Strategies

The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “fund upgrading” strategy. A fund upgrading strategy is a systematic investment approach that is based on the belief of the Fund’s advisor, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the advisor to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Fund primarily invests in open-end equity mutual funds and exchange-traded funds (“ETFs”) using its fund upgrading strategy. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which it invests.

The Fund typically purchases underlying funds that do not charge a sales load, or that waive the sales load (typically referred to as “no-load” or “load-waived” funds) in order to accommodate the advisor’s strategy of buying and selling mutual funds as often as conditions dictate. However, the Fund is not precluded from investing in underlying mutual funds with sales-related expenses, including redemption fees and/or 12b-1 fees. Shareholders may incur expenses associated with capital gains distributions by the Fund and its underlying funds, and they also may incur increased transaction costs as a result of the Fund’s high portfolio turnover rate and/or because of high portfolio turnover rates in the underlying funds. The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting underlying funds for investment, the Fund will not be precluded from investing in an underlying fund with a higher than average expense ratio.

The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund’s only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund’s ability to sell its shares of the underlying fund at certain times. In these cases, such investments will be considered illiquid. The Fund may invest in underlying funds to the maximum extent permitted by the Investment Company Act of 1940 (the “1940 Act”) and SEC exemptive orders from the 1940 Act. This means that the Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an underlying fund.

The Fund may hold short-term cash instruments including repurchase agreements, short-term debt instruments, and money market funds, pending selection of underlying funds that meet the advisor’s investment criteria. The Fund’s advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a fund upgrading strategy similar to the strategy utilized by the Fund. Although mutual funds purchased by the Fund generally will be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available only to institutional investors.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Management Risk. The advisor’s investment approach may fail to produce the intended results. If the advisor’s perception of a company’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
  Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund’s return and ultimately reducing the Fund’s return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the advisor believes are their full value. They may even decrease in value.
  Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
  Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.
  Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.
  Foreign Securities Risk. Underlying funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.
  Fixed Income Securities Risk. Underlying funds in the Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. To the extent that the Fund invests in an underlying fund that invests in junk bonds and unrated securities of similar credit quality, the Fund may be subject to increased levels of interest rate and credit risk. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Concentration Risk. To the extent that underlying funds in which the Fund invests concentrate their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.
  Derivatives Risk. Underlying funds in the Fund’s portfolio may use derivative instruments. The value of these derivative instruments derives from the value of an underlying asset, currency or index. Investments by the Fund in such underlying funds may involve the risk that the value of the underlying fund’s derivatives may rise or fall more rapidly than other investments, and the risk that an underlying fund may lose more than the amount that it invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.
  Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
  Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 18.57% Worst Quarter: 4th Quarter, 2008, -21.37%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns Sound Mind Investing Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes	The Fund	Return Before Taxes		(7.24%)	0.70%	2.80%	Dec 2, 2005
Return After Taxes on Distributions	The Fund	Return After Taxes on Distributions		(7.24%)	0.22%	2.35%	Dec 2, 2005
Return After Taxes on Distributions and Sale of Fund Shares	The Fund	Return After Taxes on Distributions and Sale of Fund Shares		4.70%	0.43%	2.23%	Dec 2, 2005
S&P 500 Index	Indices	S&P 500 Index	(reflects no deductions for fees, expenses and taxes)	2.09%	(0.25%)	2.03%	Dec 2, 2005
Wilshire 5000 Index	Indices	Wilshire 5000 Index	(reflects no deductions for fees, expenses and taxes)	0.97%	0.12%	2.34%	Dec 2, 2005

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.
Sound Mind Investing Balance Fund
SUMMARY SECTION - SOUND MIND INVESTING BALANCED FUND
Investment Objective
The Sound Mind Investing Balanced Fund (the “Balanced Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sound Mind Investing Balance Fund
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sound Mind Investing Balance Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.90%
Acquired Fund Fees and Expenses		0.61%
Total Annual Fund Operating Expenses		2.41%
Fee Waiver/Expense Reimbursement	[1]	(0.65%)
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement		1.76%
[1]	The Fund's advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) at 1.15% of the Fund's average daily net assets through February 28, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sound Mind Investing Balance Fund	117	503	914	2,062

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 276.04% of the average value of its portfolio.
Principal Inv estment Strategies

The Fund invests in a diversified portfolio of equities and fixed income securities. The Fund’s advisor determines how the Fund’s assets will be allocated between equity and fixed income securities. Under normal circumstances the Fund will target an approximate mix of 60% equity securities and 40% fixed income securities. The advisor periodically rebalances the Fund’s asset allocation in response to market conditions and to ensure an appropriate mix of elements in the Fund.

Description of Equity Portfolio. The Fund seeks to achieve its objective of capital appreciation by investing approximately 60% (not less than 45% or more than 75%) in a diversified portfolio of other investment companies that invest primarily in equity securities using a “fund upgrading” strategy. The Fund’s advisor, SMI Advisory Services, LLC, begins by sorting over 1,000 open- end equity mutual funds and exchange-traded funds (“ETFs”) into asset classes, then ranks the funds within each category based primarily on its analysis of the funds’ total returns for the most recent three, six and twelve months and, secondarily, on factors such as asset level and flows, management styles and experience, redemption policies and fees, and historical volatility. The Fund typically purchases shares of highly ranked funds in each category. On an ongoing basis, the advisor monitors the performance of a wide universe of funds, and upgrades the Fund’s portfolio by moving assets into those funds deemed by the advisor to be most attractive (at the time of analysis) based on the factors described above. This upgrading process is designed to invest the Fund’s assets in underlying funds that demonstrate superior current performance relative to their peers, as determined by the advisor using its proprietary performance model and screening process. Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds that invest primarily in equity securities. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Fund’s investment strategy involves active trading, which results in a high portfolio turnover rate.

Description of Fixed Income Portfolio. Under normal market conditions, the Fund will invest approximately 40% (not less than 25% or more than 55%) of its assets, determined at the time of purchase, in fixed income securities and derivatives. The fixed income portion of the Fund’s portfolio is managed by a subadvisor that attempts to maximize total return over a long-term horizon through opportunistic investing in a diversified portfolio of fixed income securities of any duration, such as short-term fixed income securities, U.S. government securities, corporate debt securities, mortgage-backed and other asset-backed securities, repurchase agreements, obligations of foreign governments or their subdivisions, agencies and instrumentalities, credit default swaps and credit default swap index products. These securities will primarily be investment grade, however, the Fund may invest up to 15% of its assets in below investment grade securities, typically known as junk bonds. The subadvisor’s fixed income selection process combines top-down interest rate management with bottom-up bond selection using internal research and scenario analysis, focusing on issues the subadvisor believes are undervalued. The subadvisor first establishes the fixed income portfolio’s duration, typically between two and seven years, based on market conditions then screens issues and identifies which bonds the subadvisor believes will perform the best under the most likely scenario, considering factors such as sector exposures, the subadvisor’s outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The subadvisor selects fixed income securities for the Fund’s portfolio based primarily on valuation. The subadvisor constantly monitors the expected returns of the securities in the Fund versus those available in the market that the subadvisor is considering for purchase. The subadvisor will replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. The Fund may buy or sell credit default swap (CDX) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The advisor’s or the subadvisor’s investment approach may fail to produce the intended results. If the advisor’s or subadvisor’s perception of a security’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Other Investment Company Securities Risks. When the Fund invests in other mutual funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Fixed Income Securities Risk. The Fund’s portfolio may be invested in fixed income securities, including high-yield debt securities (junk bonds). While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

1. Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

2. Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

3. Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

4. Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

5. Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

6. Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

  High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in high- yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund’s return.
  Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.
  Foreign Securities Risk. The Fund may invest directly or through underlying funds in foreign securities, which are subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.
  Mortgage-Backed and Asset-Backed Securities Risk. Movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.
  Credit Default Swaps Product Risk. Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.
  Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.
  Small- and Mid-Cap Stock Risk. Small- and mid-cap company stocks in which underlying funds may invest tend to be more volatile and less liquid than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.
  Style Risk. The particular style or styles used primarily by the advisers of underlying funds in which the Fund invests may not produce the best results and may increase the volatility of the Fund’s share price.
  Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
  Derivative Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.
  Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Performance
The bar chart below shows the Fund’s investment results for its first year of operation. The table below compares the Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (year ended December 31, 2011)

Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2011, 6.64% Worst Quarter: 3rd Quarter, 2011, -11.21%
AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2011)
Average Annual Total Returns Sound Mind Investing Balance Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes	The Fund	Return Before Taxes		(2.85%)	(2.85%)	Dec 29, 2010
Return After Taxes on Distributions	The Fund	Return After Taxes on Distributions		(3.04%)	(3.04%)	Dec 29, 2010
Return After Taxes on Distributions and Sale of Fund Shares	The Fund	Return After Taxes on Distributions and Sale of Fund Shares		(1.85%)	(1.85%)	Dec 29, 2010
S&P 500 Index	Indices	S&P 500 Index	(reflects no deductions for fees, expenses and taxes)	2.09%	8.73%	Dec 29, 2010
Barclay's Aggregate Bond Trust	Indices	Barclay's Aggregate Bond Trust	(reflects no deductions for fees, expenses and taxes)	7.84%	8.04%	Dec 29, 2010
Weighted Index	Indices	Weighted Index (60% Wilshire 5000 / 40% Barclays Capital U.S. Aggregate Bond Index)	(reflects no deductions for fees, expenses and taxes)	4.01%	3.99%	Dec 29, 2010

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - SOUND MIND INVESTING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,398
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 165.12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.12%
Strategy [Heading]	rr_StrategyHeading	Principal Invest ment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “fund upgrading” strategy. A fund upgrading strategy is a systematic investment approach that is based on the belief of the Fund’s advisor, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the advisor to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Fund primarily invests in open-end equity mutual funds and exchange-traded funds (“ETFs”) using its fund upgrading strategy. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which it invests.

The Fund typically purchases underlying funds that do not charge a sales load, or that waive the sales load (typically referred to as “no-load” or “load-waived” funds) in order to accommodate the advisor’s strategy of buying and selling mutual funds as often as conditions dictate. However, the Fund is not precluded from investing in underlying mutual funds with sales-related expenses, including redemption fees and/or 12b-1 fees. Shareholders may incur expenses associated with capital gains distributions by the Fund and its underlying funds, and they also may incur increased transaction costs as a result of the Fund’s high portfolio turnover rate and/or because of high portfolio turnover rates in the underlying funds. The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting underlying funds for investment, the Fund will not be precluded from investing in an underlying fund with a higher than average expense ratio.

The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund’s only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund’s ability to sell its shares of the underlying fund at certain times. In these cases, such investments will be considered illiquid. The Fund may invest in underlying funds to the maximum extent permitted by the Investment Company Act of 1940 (the “1940 Act”) and SEC exemptive orders from the 1940 Act. This means that the Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an underlying fund.

The Fund may hold short-term cash instruments including repurchase agreements, short-term debt instruments, and money market funds, pending selection of underlying funds that meet the advisor’s investment criteria. The Fund’s advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a fund upgrading strategy similar to the strategy utilized by the Fund. Although mutual funds purchased by the Fund generally will be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available only to institutional investors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Management Risk. The advisor’s investment approach may fail to produce the intended results. If the advisor’s perception of a company’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
  Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund’s return and ultimately reducing the Fund’s return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the advisor believes are their full value. They may even decrease in value.
  Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
  Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.
  Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.
  Foreign Securities Risk. Underlying funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.
  Fixed Income Securities Risk. Underlying funds in the Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. To the extent that the Fund invests in an underlying fund that invests in junk bonds and unrated securities of similar credit quality, the Fund may be subject to increased levels of interest rate and credit risk. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Concentration Risk. To the extent that underlying funds in which the Fund invests concentrate their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.
  Derivatives Risk. Underlying funds in the Fund’s portfolio may use derivative instruments. The value of these derivative instruments derives from the value of an underlying asset, currency or index. Investments by the Fund in such underlying funds may involve the risk that the value of the underlying fund’s derivatives may rise or fall more rapidly than other investments, and the risk that an underlying fund may lose more than the amount that it invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.
  Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
  Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
2006	rr_AnnualReturn2006	14.19%
2007	rr_AnnualReturn2007	15.70%
2008	rr_AnnualReturn2008	(39.08%)
2009	rr_AnnualReturn2009	33.33%
2010	rr_AnnualReturn2010	18.75%
2011	rr_AnnualReturn2011	(7.24%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 18.57% Worst Quarter: 4th Quarter, 2008, -21.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Sound Mind Investing Fund | Return Before Taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
5 Years	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Fund | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Fund | Return After Taxes on Distributions and Sale of Fund Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.70%
5 Years	rr_AverageAnnualReturnYear05	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Fund | S&P 500 Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indices
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Fund | Wilshire 5000 Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indices
Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	0.97%
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Balance Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - SOUND MIND INVESTING BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sound Mind Investing Balanced Fund (the “Balanced Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	503
5 years	rr_ExpenseExampleYear05	914
10 years	rr_ExpenseExampleYear10	2,062
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 276.04% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	276.04%
Strategy [Heading]	rr_StrategyHeading	Principal Inv estment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of equities and fixed income securities. The Fund’s advisor determines how the Fund’s assets will be allocated between equity and fixed income securities. Under normal circumstances the Fund will target an approximate mix of 60% equity securities and 40% fixed income securities. The advisor periodically rebalances the Fund’s asset allocation in response to market conditions and to ensure an appropriate mix of elements in the Fund.

Description of Equity Portfolio. The Fund seeks to achieve its objective of capital appreciation by investing approximately 60% (not less than 45% or more than 75%) in a diversified portfolio of other investment companies that invest primarily in equity securities using a “fund upgrading” strategy. The Fund’s advisor, SMI Advisory Services, LLC, begins by sorting over 1,000 open- end equity mutual funds and exchange-traded funds (“ETFs”) into asset classes, then ranks the funds within each category based primarily on its analysis of the funds’ total returns for the most recent three, six and twelve months and, secondarily, on factors such as asset level and flows, management styles and experience, redemption policies and fees, and historical volatility. The Fund typically purchases shares of highly ranked funds in each category. On an ongoing basis, the advisor monitors the performance of a wide universe of funds, and upgrades the Fund’s portfolio by moving assets into those funds deemed by the advisor to be most attractive (at the time of analysis) based on the factors described above. This upgrading process is designed to invest the Fund’s assets in underlying funds that demonstrate superior current performance relative to their peers, as determined by the advisor using its proprietary performance model and screening process. Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds that invest primarily in equity securities. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Fund’s investment strategy involves active trading, which results in a high portfolio turnover rate.

Description of Fixed Income Portfolio. Under normal market conditions, the Fund will invest approximately 40% (not less than 25% or more than 55%) of its assets, determined at the time of purchase, in fixed income securities and derivatives. The fixed income portion of the Fund’s portfolio is managed by a subadvisor that attempts to maximize total return over a long-term horizon through opportunistic investing in a diversified portfolio of fixed income securities of any duration, such as short-term fixed income securities, U.S. government securities, corporate debt securities, mortgage-backed and other asset-backed securities, repurchase agreements, obligations of foreign governments or their subdivisions, agencies and instrumentalities, credit default swaps and credit default swap index products. These securities will primarily be investment grade, however, the Fund may invest up to 15% of its assets in below investment grade securities, typically known as junk bonds. The subadvisor’s fixed income selection process combines top-down interest rate management with bottom-up bond selection using internal research and scenario analysis, focusing on issues the subadvisor believes are undervalued. The subadvisor first establishes the fixed income portfolio’s duration, typically between two and seven years, based on market conditions then screens issues and identifies which bonds the subadvisor believes will perform the best under the most likely scenario, considering factors such as sector exposures, the subadvisor’s outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The subadvisor selects fixed income securities for the Fund’s portfolio based primarily on valuation. The subadvisor constantly monitors the expected returns of the securities in the Fund versus those available in the market that the subadvisor is considering for purchase. The subadvisor will replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. The Fund may buy or sell credit default swap (CDX) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The advisor’s or the subadvisor’s investment approach may fail to produce the intended results. If the advisor’s or subadvisor’s perception of a security’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Other Investment Company Securities Risks. When the Fund invests in other mutual funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Fixed Income Securities Risk. The Fund’s portfolio may be invested in fixed income securities, including high-yield debt securities (junk bonds). While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

1. Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

2. Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

3. Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

4. Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

5. Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

6. Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

  High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in high- yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund’s return.
  Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.
  Foreign Securities Risk. The Fund may invest directly or through underlying funds in foreign securities, which are subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.
  Mortgage-Backed and Asset-Backed Securities Risk. Movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.
  Credit Default Swaps Product Risk. Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.
  Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.
  Small- and Mid-Cap Stock Risk. Small- and mid-cap company stocks in which underlying funds may invest tend to be more volatile and less liquid than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.
  Style Risk. The particular style or styles used primarily by the advisers of underlying funds in which the Fund invests may not produce the best results and may increase the volatility of the Fund’s share price.
  Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
  Derivative Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.
  Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the Fund’s investment results for its first year of operation. The table below compares the Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s investment results for its first year of operation. The table below compares the Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (year ended December 31, 2011)
2011	rr_AnnualReturn2011	(2.85%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2011, 6.64% Worst Quarter: 3rd Quarter, 2011, -11.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.21%)
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Sound Mind Investing Balance Fund | Return Before Taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
Sound Mind Investing Balance Fund | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
Sound Mind Investing Balance Fund | Return After Taxes on Distributions and Sale of Fund Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
Sound Mind Investing Balance Fund | S&P 500 Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indices
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
Sound Mind Investing Balance Fund | Barclay's Aggregate Bond Trust
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indices
Label	rr_AverageAnnualReturnLabel	Barclay's Aggregate Bond Trust
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
Sound Mind Investing Balance Fund | Weighted Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indices
Label	rr_AverageAnnualReturnLabel	Weighted Index (60% Wilshire 5000 / 40% Barclays Capital U.S. Aggregate Bond Index)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010

[1]	The Fund's advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) at 1.50% of the Fund's average daily net assets through February 28, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[2]	The Fund's advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) at 1.15% of the Fund's average daily net assets through February 28, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.